Equity - Other contributed equity	12 Months Ended
Jun. 30, 2018
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Equity - Other contributed equity

Note 22. Equity - Other contributed equity

	Consolidated
	2018	2017
	A$’000	A$’000

Convertible note - Triaxial	464	600

On December 4, 2014, the consolidated entity and the convertible note holder (‘Triaxial’) signed a Convertible Note Deed Poll (‘Deed’) which superseded the precedent Loan Agreement between Triaxial shareholders and the consolidated entity. The Deed extinguishes the liability created by the Loan Agreement and provides that the Convertible Notes will convert into a pre-determined number of ordinary shares on the achievement of defined milestones established in the schedule of the Deed. Accordingly the convertible note has been reclassified as an equity instrument rather than debt instrument.

During the Financial year ended June 30, 2017, the Company reached two milestones triggering the conversion of a portion of its convertible note as follows;

•

on August 11, 2016 the Company announced the submission of an IND application. On September 10, 2016, the Company received a letter from the FDA advising the study may proceed triggering conversion of 20,000,000 ordinary shares.

•	on October 31, 2016, the Company announced it had licensed a Phase II ready molecule triggering the conversion of 16,000,000 ordinary shares.

The remaining portion of the convertible note will be exercised at the holders’ discretion on completion of Phase II clinical trial or achieving Breakthrough Designation. Completion will be deemed to occur upon the receipt by the consolidated entity of a signed study report or notification of the designation. There is a possibility for an early conversion of the convertible notes if a third party acquires more than 50% of the issued capital of the consolidated entity.

During the financial year, a portion of the convertible notes was extinguished (Note 39). The remaining convertible note at year end may be converted into 1,856,000 ordinary shares in the consolidated entity (post share consolidation).